SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of cash and restricted cash

	March 31, 2023	March 31, 2022
Cash	$651,490	$741,868
Restricted cash - current	500,000	–
Restricted cash – non-current	140,391	67,821
Total cash and restricted cash	$1,291,881	$809,689

Schedule of estimated useful lives

Useful life
Buildings	30 years
Furniture and equipment	Decline method at 20%
Land	Not depreciated
Computer and software	Decline method at 30%
Leasehold improvement	Straight line over 5 years

Schedule of foreign currency translation

	March 31, 2023	March 31, 2022	March 31, 2021
Year-end spot rate	C$1=US$ 0.7389	C$1=US$ 0.8003	C$1=US$ 0.7952
Average rate for the year	C$1=US$ 0.7565	C$1=US$ 0.7980	C$1=US$ 0.7575